Employees Benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FAF [Member]
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	R$ 3,181,366	R$ 3,348,786
Fair value of assets	(3,734,685)	(3,647,431)
(Surplus) Deficit	(553,319)	(298,645)
Irrecoverable surplus - (asset ceiling)	553,319	298,645
Net actuarial (assets) liabilities
Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	298,645	482,263
Interest on irrecoverable surplus	28,491	47,021
Changes in irrecoverable surplus during the year	226,183	(230,639)
Ending balance of irrecoverable surplus	553,319	298,645
Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	3,348,786	3,121,348
Interest on actuarial obligations	308,002	293,231
Current service cost	19,226	18,153
Benefit paid	(229,382)	(233,865)
Actuarial losses - experience	35,984	81,782
Actuarial (gains) losses - economic hypotheses	(301,250)	68,137
Actuarial (gains) losses - demographic hypothesis
Ending balance of actuarial liabilities	3,181,366	3,348,786
Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(3,647,431)	(3,603,611)
Interest income on assets plan	(336,492)	(340,252)
Benefit paid	229,382	233,865
Return on assets higher (lower) than projection	19,856	62,567
Ending Balance of the fair value of the assets	(3,734,685)	(3,647,431)
Rollforward of comprehensive income
Beginning balance of comprehensive income	18,153	23,190
Reversion to accumulated losses	(18,153)	(23,190)
Actuarial gains (losses)	265,266	(149,919)
Return on assets higher (lower) than projection	(19,856)	(62,567)
Changes on irrecoverable surplus	(226,183)	230,639
Ending balance of comprehensive income	19,227	18,153
Current service costs	(19,226)	(18,153)
Interest on actuarial obligations	(308,002)	(293,231)
Projected return on assets	336,492	340,252
Interest on irrecoverable surplus	(28,491)	(47,021)
Costs recognized in statement of income	(19,227)	(18,153)
Estimated costs for the next year
Costs of defined benefit	(16,927)	(19,226)
Estimated costs for the next year	(16,927)	(19,226)
Plan II [Member]
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	20,547	21,789
Fair value of assets	(21,712)	(22,845)
(Surplus) Deficit	(1,165)	(1,056)
Irrecoverable surplus - (asset ceiling)	1,165	1,056
Net actuarial (assets) liabilities
Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	1,056	1,923
Interest on irrecoverable surplus	99	187
Changes in irrecoverable surplus during the year	10	(1,054)
Ending balance of irrecoverable surplus	1,165	1,056
Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	21,789	20,822
Interest on actuarial obligations	1,963	1,935
Current service cost
Benefit paid	(1,937)	(1,947)
Actuarial losses - experience	377	460
Actuarial (gains) losses - economic hypotheses	(1,645)	519
Actuarial (gains) losses - demographic hypothesis
Ending balance of actuarial liabilities	20,547	21,789
Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(22,845)	(22,745)
Interest income on assets plan	(2,062)	(2,122)
Benefit paid	1,937	1,947
Return on assets higher (lower) than projection	1,258	75
Ending Balance of the fair value of the assets	(21,712)	(22,845)
Rollforward of comprehensive income
Beginning balance of comprehensive income		3,385
Reversion to accumulated losses		(3,385)
Actuarial gains (losses)	1,268	(979)
Return on assets higher (lower) than projection	(1,258)	(75)
Changes on irrecoverable surplus	(10)	1,054
Ending balance of comprehensive income
Current service costs
Interest on actuarial obligations	(1,963)	(1,935)
Projected return on assets	2,062	2,122
Interest on irrecoverable surplus	(99)	(187)
Costs recognized in statement of income
Estimated costs for the next year
Costs of defined benefit
Estimated costs for the next year